Related Party Transactions - Related Account Balances of Significant Transactions Between the Company, Excluding the Controlling Company, and Related Parties (Parenthetical) (Detail) - KRW (₩)
₩ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Company, excluding the controlling company [member]
Disclosure of transactions between related parties [line items]
Credit losses related to allowance for receivables	₩ 185,972	₩ 131,588